Consolidated Statement of Profit or Loss and Other Comprehensive Income/(Loss) - AUD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Other income/(loss)
Interest income	$ 22,404	$ 173,536	$ 270,626	$ 12,027	$ 20,000
Foreign exchange movement on financial liability	(373,786)	(35,932)	(226,908)	(24,883)
Gain from sale of property plant and equipment				16,137
Management fee				47,423
Fair value loss on investments	(127,768)	(450,646)	(833,951)	(2,577,419)	565,317
Gain from sale of investments	6,934,776	51,464	51,464		232,596
Gain from deconsolidation of Snow Lake Resources					91,778,097
Loss on disposal on Snow Lake Resources					(9,102,187)
(Loss)/gain on derivative liabilities	(4,904,252)	28,967	624,654	1,870,042	133,649
Impairment of Investment in Snow Lake Resources			(7,687,745)		(45,556,885)
Foreign exchange (loss)/gain	3,433,371	(1,549,439)	(201,545)	868,392	1,533,601
Share of (losses)/profits of associate accounted for using equity method			(1,975,595)	(6,254,759)	29,088
Impairment and equity method loss of Snow Lake Resources	(3,211,587)	(5,525,314)
Total other income/(loss)	1,773,158	(7,307,364)	(9,979,000)	(6,043,040)	39,633,276
Administration expenses	(2,877,538)	(1,240,671)	(3,536,622)	(2,721,273)	(2,980,714)
Contractors & consultants	(1,144,221)	(256,609)	(1,264,728)	(739,380)	(907,623)
Share based payments	1,261,489	(96,655)	(335,669)	(780,235)	(1,200,053)
Sale of investment costs	(325,339)
Amortization of financial liability	(324,962)	55,192	(577,961)	(928,281)
Finance costs	(327,324)	(348,433)	(695,312)	(359,031)	(142,065)
Total expenses	(3,737,895)	(1,887,176)	(6,410,292)	(5,528,200)	(5,230,455)
Loss before income tax expense	(1,964,737)	(9,194,540)	(16,389,292)	(11,571,240)	34,402,821
Income tax expense
(Loss)/Profit After Income Tax Expense for the Year	(1,964,737)	(9,194,540)	(16,389,292)	(11,571,240)	34,402,821
Other comprehensive income/(loss)
Foreign currency translation	3,245,220	(1,542,897)	61,491	1,941,562	3,694,472
Other comprehensive income/(loss) for the half-year, net of tax	3,245,220	(1,542,897)	61,491	1,941,562	3,694,472
Total comprehensive (Loss)/Income for the year	1,280,483	(10,737,437)	(16,327,801)	(9,629,678)	38,097,293
Non-controlling interest	(41,972)	(51,229)	(106,181)	(87,149)	(281,733)
Owners of Nova Minerals Limited	(1,922,765)	(9,143,311)	(16,283,111)	(11,484,091)	34,684,554
(Loss)/Profit for the year	(1,964,737)	(9,194,540)	(16,389,292)	(11,571,240)	34,402,821
Non-controlling interest	456,780	(286,168)	(98,299)	205,159	272,558
Owners of Nova Minerals Limited	$ 823,703	$ (10,451,269)	$ (16,229,502)	$ (9,834,837)	$ 37,824,735
Basic earnings per share	$ (0.01)	$ (0.04)	$ (0.08)	$ (0.06)	$ 0.20
Diluted earnings per share	$ (0.01)	$ (0.04)	$ (0.08)	$ (0.06)	$ 0.18